Subsequent Events (Details Narrative) - USD ($)	May 07, 2020	Apr. 17, 2020	Apr. 06, 2020	Apr. 24, 2018	Apr. 23, 2018	Apr. 20, 2018	Jan. 02, 2018
Conversion of common stock shares issued				84,973	39,220	13,073	172,513
Subsequent Event [Member] | 2019 Promissory Note [Member]
Conversion of common stock shares issued	632,736		735,294
Conversion of common stock shares issued, value	$ 150,000		$ 50,000
Debt interest face amount	$ 2,000
Subsequent Event [Member] | 2020 Promissory Note [Member] | Cavalry Fund I LP [Member]
Notes payable		$ 500,000
Proceeds from issuance of debt		$ 500,000
Debt maturity date		Feb. 17, 2021
Debt instrument discount rate		35.00%
Shares issued, price per share		$ 0.01
Debt interest rate		12.00%